Employee Benefit Plan (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Pension Plan, Defined Benefit [Member]	Dec. 31, 2012 Deffered Compensation Plan [Member]	Dec. 31, 2011 Deffered Compensation Plan [Member]	Dec. 31, 2010 Deffered Compensation Plan [Member]	Dec. 31, 2013 Other Pension Plan, Postretirement or Supplemental Plans, Defined Benefit [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Dec. 31, 2010 Officer [Member]	Dec. 31, 2012 Director And Officer [Member]	Dec. 31, 2011 Director And Officer [Member]	Dec. 31, 2010 Director And Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Contributions	$ 78	$ 66			$ 777	$ 717	$ 608
Annual Losses Per Individual	125
Cliams Charges To Earnings	1,799	1,620	1,489
Defined Benefit Plan, Benefit Obligation									298	456		2,003	2,240
Deferred Compensation Arrangement with Individual, Compensation Expense									0	72	135	170	183	223
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year				80				50
Defined Benefit Plan, Accumulated Benefit Obligation	837	734
Pension and Other Postretirement Benefit Plans, Amounts That Will Be Amortized From Accumulated Other Comprehensive Income (Loss) In Next Fiscal Year	$ 46	$ 2	$ 0